Note 5 - Inventories	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]	5. Inventories: Inventories of $9,662 and $11,020 in the accompanying balance sheets at December 31, 2017 and 2018, respectively, relate to bunkers, lubricants and spare parts.